Net income per ordinary share	3 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Net income per ordinary share	Net income per ordinary share
Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31, 2025	March 31, 2024
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	80,552,734	82,579,203
Effect of dilutive share options and other awards outstanding under share based compensation programs	371,621	670,100
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	80,924,355	83,249,303

	Three Months Ended
	March 31, 2025	March 31, 2024
Net income per Ordinary Share:
Basic	$1.91	$2.27
Diluted	$1.90	$2.25